Fair Value Measurement - Assets Measured at Fair Value on Nonrecurring Basis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans			$ 53
Change in fair value of loans of underlying collateral		$ (2)	(6)
Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	[1]	271	114
Other assets	[2]	6	6
Subtotal assets of consolidated investment management funds, at fair value		277	120
Level 2 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	[1]	97	112
Other assets	[2]	6	6
Subtotal assets of consolidated investment management funds, at fair value		103	118
Level 3 | Fair Value, Measurements, Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans	[1]	174	2
Subtotal assets of consolidated investment management funds, at fair value		$ 174	$ 2

[1]	During the years ended Dec. 31, 2015 and Dec. 31, 2014, the fair value of these loans decreased $2 million and $6 million, respectively, based on the fair value of the underlying collateral as allowed by ASC 310, Accounting by Creditors for Impairment of a loan, with an offset to the allowance for credit losses.
[2]	Includes other assets received in satisfaction of debt and loans held for sale. Loans held for sale are carried on the balance sheet at the lower of cost or fair value.